Revenue and related balances - Schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 180,839	$ 142,912
Subscription revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	169,764	131,597
Professional services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 11,075	$ 11,315